(212) 701-3380

March 28, 2007

Re:          TriMas Corporation:
Form S-1 filed August 3, 2006
File No 333-136263

Dear Ms. Long:

On behalf of TriMas Corporation (“TriMas” or the “Company”), the Company files herewith, via EDGAR, Amendment No. 4 to its Registration Statement on Form S-1 (“Amendment No. 4”) filed with the Commission on August 3, 2006 (the “Registration Statement”).  This amendment sets forth the Company’s responses to the Staff’s comments contained in its letter dated February 13, 2007 relating to the Registration Statement.  Four unmarked copies of Amendment No. 4 to the Form S-1 and copies that are marked to show changes from Amendment No. 3 to the Form S-1, along with three copies of this letter are to be hand delivered to you, for the Staff’s convenience.

Set forth below, for the convenience of the Staff, are the Staff’s comments contained in your letter and immediately below each comment is the Company’s response.  Unless otherwise noted, all page references are to Amendment No. 4.

Unaudited Pro Forma Statement of Operations, page 29

1.                                      Please disclose pro forma earnings per share information on the face of your pro forma statement of operations.  Please also include a reconciliation of numerators and denominators, from historical to pro forma amounts used in computing earnings per share, in a footnote to your pro forma statement of operations.

Response:  At such time as the Company includes share and price range information in the Registration Statement, the Company will update the Unaudited Pro Forma Statement of Operations, on page 29, and the corresponding footnotes, to disclose pro forma earnings per share information and a reconciliation of numerators and denominators, from historical to pro forma amounts used in computing earnings per share.

2.              Please revise your pro forma statement of operations to remove loss from discontinued operations and net income.  Please refer to Instruction 1 to Rule 1102 of Regulation S-X.

Response:  The Company has modified its pro forma statements of operations to remove loss from discontinued operations and net income.

Unaudited Pro Forma Consolidated Balance Sheet, page 32

3.              Please include a pro forma adjustment reflecting the receipt of offering proceeds.  In a footnote to the pro forma balance sheet, please also provide detail of each use of proceeds in a tabular format.  The total of the tabular detail should agree to total proceeds received.

Response:  The Company has modified its presentation of its Unaudited Pro Forma Consolidated Balance Sheet on pages 31-33 in response to this comment.

Management, page 97

4.              We note you deleted disclosure regarding Samuel Valenti’s past affiliation with Metaldyne.  Please tell us why you no longer believe this is material information.  We may have further comment based on your response.

Response:  The Company has revised its disclosure to refer to Mr. Valenti’s past affiliation with Metaldyne.

Financial Statements for the Nine Months Ended September 30, 2006, page F-56

5.              Please label your financial statements for the nine months ended September 30, 2006 as restated.

Response:  The Company has updated its disclosures for the fiscal year ended December 31, 2006 and as a result, financial statements for the Nine Months Ended September 30, 2006, have been removed from the Registration Statement.

Note 12 — Stock Options and Awards, page F-73

6.              Please recall that once a price range has been determined you should provide us with an analysis of the stock-based compensation that you granted from January 1, 2006 through the date of your response letter.  Show us supplementally how you determined the fair value of your common stock at each relevant date.  To the extent applicable, please reconcile the fair values you determined for your common stock to contemporaneous equity transactions with third parties.  Please also explain the events or circum stances that resulted in changes in fair value between each issuance date from January 1, 2006 to the date of your letter.

Response:  The Company acknowledges this request and will provide the information you request once a price range has been determined.

In addition, the Company notes the following:

(1)  It intends to file all information that is not subject to Rule 430A in a subsequent amendment to the registration statement prior to circulating the prospectus.

(2)  Exhibit 5.1 is filed with Amendment 4 to the Registration Statement.

(3)  It will arrange for the NASD to call the Staff or otherwise provide a letter indicating that the NASD has cleared the filing prior to requesting the effectiveness of the registration statement.

(4)  At the time the company requests the effectiveness of the registration statement, the Company will provide the acknowledgement letter requested in the Staff’s initial comment letter dated August 30, 2006.

Comments or questions regarding any matters with respect to Amendment No. 4 to the Form S-1 may be directed to Jonathan Schaffzin at (212) 701-3380, Douglas Horowitz at (212) 701-3036, or Jason Terrana at (212) 701-3037.

Very truly yours,

/s/Jonathan A. Schaffzin
Jonathan A. Schaffzin

Pamela A. Long

Assistant Director

Mail Stop 0404

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-0404

VIA EDGAR

cc:	Scott Watkinson
Rufus Decker
Brigitte Lippmann
Lesli Sheppard
Grant Beard
E.R. Autry, Jr.
Joshua Sherbin
Bob Zalupski
Doug Horowitz
Jason Terrana
Brian Kleinhaus